Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements
Schedule of assumptions used for the fair value calculations of the warrants

Below are the assumptions used for the fair value calculations of the warrants as of:

	July 3,	December 31,
	2019	2019
Standard deviation	110.00%	110.00%
Annual risk-free interest rate	1.71%	1.66%
Required return on equity	19.90%	19.90%
Expected life in years	5.00	4.50
Annual turnover rate	0.00%	0.00%
Period risk-free rate	0.08%	0.08%

Schedule of Financial assets and liabilities measured at fair value on a recurring basis

The Company had no financial assets that require fair value measurement on a recurring basis. The Company’s financial liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:

	December 31,	December 31,
	2019	2018
RPC Options	$2,102,012	$1,842,424
Paulson Warrants	1,014,868	—
Total	$3,116,880	$1,842,424

Schedule of Fair value measurements using significant unobservable inputs

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of
liabilities related
to options and warrants
Balance at December 31, 2017	$5,081,335

Changes in values of liabilities related to options and warrants	(3,238,911)

Balance at December 31, 2018	$1,842,424

Issuance of Paulson Warrants	1,213,816

Changes in values of liabilities related to options and warrants	60,640

Balance at December 31, 2019	$3,116,880